Fair Value of Financial Assets and Liabilities: (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
Schedule of fair value of Financial Assets/Liabilities on the balance sheet
	Level 1		Level 2		Level 3		Total
	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading
From the Chilean government and Central Bank	93,032	75,701	1,030,657	4,083,591	—	—	1,123,689	4,159,292
Other instruments issued in Chile	3,272	1,002	316,971	99,302	55,094	5,494	375,337	105,798
Instruments issued abroad	—	164	—	—	—	—	—	164
Mutual fund investments	373,329	400,902	—	—	—	—	373,329	400,902
Total	469,633	477,769	1,347,628	4,182,893	55,094	5,494	1,872,355	4,666,156
Derivative Instruments
Derivative contracts for trading purposes
Forwards	—	—	956,632	551,964	—	—	956,632	551,964
Swaps	—	—	1,761,952	2,013,247	—	—	1,761,952	2,013,247
Call options	—	—	4,961	269	—	—	4,961	269
Put options	—	—	1,076	1,462	—	—	1,076	1,462
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,724,621	2,566,942	—	—	2,724,621	2,566,942
Hedge derivative contracts
Fair value hedge (Swaps)	—	—	32	—	—	—	32	—
Cash flow hedge (Swaps)	—	—	61,562	51,062	—	—	61,562	51,062
Subtotal	—	—	61,594	51,062	—	—	61,594	51,062
Total	—	—	2,786,215	2,618,004	—	—	2,786,215	2,618,004
Financial assets at fair value through other comprehensive income
Debt instruments (1):
From the Chilean government and Central Bank	66,953	—	42,109	163,600	—	—	109,062	163,600
Instruments issued in Chile	—	—	1,221,862	860,327	7,069	36,596	1,228,931	896,923
Instruments issued abroad	—	—	19,853	—	—	—	19,853	—
Subtotal	66,953	—	1,283,824	1,023,927	7,069	36,596	1,357,846	1,060,523
Equity instruments:
Instruments issued in Chile	—	—	7,446	6,869	—	—	7,446	6,869
Instruments issued abroad	955	670	—	—	96	91	1,051	761
Subtotal	955	670	7,446	6,869	96	91	8,497	7,630
Total	67,908	670	1,291,270	1,030,796	7,165	36,687	1,366,343	1,068,153
Total Financial Assets	537,541	478,439	5,425,113	7,831,693	62,259	42,181	6,024,913	8,352,313

Financial liabilities
Derivative contracts for trading purposes
Forwards	—	—	673,932	637,164	—	—	673,932	637,164
Swaps	—	—	2,097,022	2,130,393	—	—	2,097,022	2,130,393
Call options	—	—	1,529	306	—	—	1,529	306
Put options	—	—	2,209	2,099	—	—	2,209	2,099
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,774,692	2,769,962	—	—	2,774,692	2,769,962
Hedge derivative contracts
Fair value hedge (Swaps)	—	—	9,286	6,519	—	—	9,286	6,519
Cash flow hedge (Swaps)	—	—	34,443	65,172	—	—	34,443	65,172
Subtotal	—	—	43,729	71,691	—	—	43,729	71,691
Total Financial liabilities	—	—	2,818,421	2,841,653	—	—	2,818,421	2,841,653

Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements
	2019
	Balance as of January 1, 2019	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2019
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	20,866	(38)	—	48,017	(26,504)	13,368	(615)	55,094
Subtotal	20,866	(38)	—	48,017	(26,504)	13,368	(615)	55,094

Financial assets at fair value through OCI:
Debt instruments:
Other instruments issued in Chile	23,021	968	(517)	—	(18,177)	1,774	—	7,069
Equity instruments:
Instruments issued abroad	89	—	7	—	—	—	—	96
Subtotal	23,110	968	(510)	—	(18,177)	1,774	—	7,165

Total	43,976	930	(510)	48,017	(44,681)	15,142	(615)	62,259
	2020
	Balance as of January 1, 2020	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial assets held-for-trading:
Other instruments issued in Chile	55,094	(708)	—	49,424	(98,316)	—	—	5,494
Subtotal	55,094	(708)	—	49,424	(98,316)	—	—	5,494

Financial assets at fair value through OCI:
Debt instruments:
Other instruments issued in Chile	7,069	323	(647)	71,539	(70,897)	29,209	—	36,596
Equity instruments:
Instruments issued abroad	96	—	(5)	—	—	—	—	91
Subtotal	7,165	323	(652)	71,539	(70,897)	29,209	—	36,687

Total	62,259	(385)	(652)	120,963	(169,213)	29,209	—	42,181

Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements
Transfers from level 1 to level 2
Financial assets	2019
MCh$
Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	84

Instruments issued abroad
From the Chilean Government and Central Bank	—
Transfers from level 2 to level 1
Financial assets	2019
MCh$
Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	17

Instruments issued abroad
From the Chilean Government and Central Bank	—
Transfers from level 1 to level 2
Financial assets	2020
MCh$
Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	425

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	—
Transfers from level 2 to level 1
Financial assets	2020
MCh$
Financial assets held-for-trading instruments
From the Chilean Government and Central Bank	109

Financial assets at fair value through OCI
From the Chilean Government and Central Bank	—

Schedule of impact on the fair value of Level 3 financial instruments using alternative assumptions that are reasonably possible
	As of December 31, 2019		As of December 31, 2020
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
Financial Assets	MCh$	MCh$	MCh$	MCh$
Financial assets held-for-trading
Other instruments issued in Chile	55,094	(466)	5,494	(8)
Subtotal	55,094	(466)	5,494	(8)
Financial assets at fair value through OCI
Debt instrument:
Other instruments issued in Chile	7,069	(86)	36,596	(525)
Equity instrument:
Instruments issued abroad	96	—	91	—
Subtotal	7,165	(86)	36,687	(525)
Total	62,259	(552)	42,181	(533)

Schedule of fair values of the financial assets and liabilities that are not recorded at fair value in the statement of financial position
	Book Value		Fair Value
	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,392,166	2,560,216	2,392,166	2,560,216
Transactions in the course of collection	331,420	163,252	331,420	163,252
Investments under resale agreements	142,329	76,407	142,329	76,407
Subtotal	2,865,915	2,799,875	2,865,915	2,799,875
Loans and advances to banks
Domestic banks	149,974	259,788	149,974	259,788
Central Bank of Chile	630,053	2,380,033	630,053	2,380,033
Foreign banks	360,054	299,377	358,542	297,778
Subtotal	1,140,081	2,939,198	1,138,569	2,937,599
Loans to Customers at amortized cost
Commercial loans	16,039,411	17,120,207	15,988,330	16,968,143
Residential mortgage loans	9,163,019	9,352,720	9,888,506	10,075,011
Consumer loans	4,181,609	3,628,656	4,215,509	3,711,582
Subtotal	29,384,039	30,101,583	30,092,345	30,754,736
Total	33,390,035	35,840,656	34,096,829	36,492,210

Liabilities
Current accounts and other demand deposits	11,326,133	15,167,229	11,326,133	15,167,229
Transactions in the course of payment	98,869	882,944	98,869	882,944
Obligations under repurchase agreements	308,734	288,917	308,734	288,917
Saving accounts and time deposits	10,856,618	8,899,541	10,795,125	8,885,015
Borrowings from financial institutions	1,563,277	3,669,753	1,555,129	3,415,959
Other financial obligations	156,229	191,713	160,361	217,311
Subtotal	24,309,860	29,100,097	24,244,351	28,857,375
Debt issued
Letters of credit for residential purposes	10,229	6,532	11,081	7,201
Letters of credit for general purposes	669	254	725	280
Bonds	7,912,621	7,700,402	8,340,272	8,390,594
Subordinated bonds	889,895	886,407	1,004,621	1,004,196
Subtotal	8,813,414	8,593,595	9,356,699	9,402,271
Total	33,123,274	37,693,692	33,601,050	38,259,646

Schedule of figures by hierarchy, for financial assets/liabilities not measured at fair value on the balance sheet
	Level 1		Level 2		Level 3		Total
	Estimated Fair Value		Estimated Fair Value		Estimated Fair Value		Estimated Fair Value
	2019	2020	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,392,166	2,560,216	—	—	—	—	2,392,166	2,560,216
Transactions in the course of collection	331,420	163,252	—	—	—	—	331,420	163,252
Investments under resale agreements	142,329	76,407	—	—	—	—	142,329	76,407
Subtotal	2,865,915	2,799,875	—	—	—	—	2,865,915	2,799,875
Loans and advances to banks
Domestic banks	149,974	259,788	—	—	—	—	149,974	259,788
Central Bank of Chile	630,053	2,380,033	—	—	—	—	630,053	2,380,033
Foreign banks	—	—	—	—	358,542	297,778	358,542	297,778
Subtotal	780,027	2,639,821	—	—	358,542	297,778	1,138,569	2,937,599
Loans to Customers at amortized cost
Commercial loans	—	—	—	—	15,988,330	16,968,143	15,988,330	16,968,143
Residential mortgage loans	—	—	—	—	9,888,506	10,075,011	9,888,506	10,075,011
Consumer loans	—	—	—	—	4,215,509	3,711,582	4,215,509	3,711,582
Subtotal	—	—	—	—	30,092,345	30,754,736	30,092,345	30,754,736
Total	3,645,942	5,439,696	—	—	30,450,887	31,052,514	34,096,829	36,492,210

Liabilities
Current accounts and other demand deposits	11,326,133	15,167,229	—	—	—	—	11,326,133	15,167,229
Transactions in the course of payment	98,869	882,944	—	—	—	—	98,869	882,944
Obligations under repurchase agreements	308,734	288,917	—	—	—	—	308,734	288,917
Savings accounts and time deposits	—	—	—	—	10,795,125	8,885,015	10,795,125	8,885,015
Borrowings from financial institutions	—	—	—	—	1,555,129	3,415,959	1,555,129	3,415,959
Other financial obligations	—	—	—	—	160,361	217,311	160,361	217,311
Subtotal	11,733,736	16,339,090	—	—	12,510,615	12,518,285	24,244,351	28,857,375
Debt Issued
Letters of credit for residential purposes	—	—	11,081	7,201	—	—	11,081	7,201
Letters of credit for general purposes	—	—	725	280	—	—	725	280
Bonds	—	—	8,340,272	8,390,594	—	—	8,340,272	8,390,594
Subordinate bonds	—	—	—	—	1,004,621	1,004,196	1,004,621	1,004,196
Subtotal	—	—	8,352,078	8,398,075	1,004,621	1,004,196	9,356,699	9,402,271
Total	11,733,736	16,339,090	8,352,078	8,398,075	13,515,236	13,522,481	33,601,050	38,259,646

Schedule of offsetting of financial assets and liabilities
	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
As of December 31, 2019	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	2,786,215	—	2,786,215	(2,113,970)	(43,337)	628,908
Derivative financial liabilities	2,818,421	—	2,818,421	(2,113,970)	(418,988)	285,463
	Effect of offsetting on balance sheet			Related amount not offset
	Gross amount	Amounts offset	Net amounts reported on the balance sheet	Financial Instruments	Financial Collateral	Net amount
As of December 31, 2020	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	2,618,004	—	2,618,004	(2,258,554)	(85,614)	273,836
Derivative financial liabilities	2,841,653	—	2,841,653	(2,258,554)	(218,329)	364,770